CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 59,591	371,256		767,885
Short-term bank time deposits	38,057	237,100		43,000
Restricted cash	5,778	36,000
Accounts receivable, net of allowance for doubtful accounts	18,395	114,601		102,937
Amounts due from related parties	1,325	8,254	[1]	4,649	[1]
Prepaid expenses, deposits and other current assets	23,634	147,252		122,831
Inventories	76,802	478,483		437,058
Deferred tax assets	274	1,704		2,009
Total current assets	223,856	1,394,650		1,480,369
Property and equipment, net	19,299	120,237		141,817
Long-term bank time deposits	3,210	20,000		169,000
Rental deposits	6,137	38,236		39,559
Cost method investments	2,029	12,638		12,638
Equity method investment				36,703
Intangible assets, net	460	2,868		3,087
Goodwill	8,318	51,819		51,819
Deferred tax assets	491	3,056		3,151
Deposits for acquisition				1,000
Accrued interest income	81	507		3,054
TOTAL ASSETS	263,881	1,644,011		1,942,197
Current liabilities:
Accounts payable	57,157	356,095		352,386
Bills payable	3,296	20,534
Amounts due to related parties	2,950	18,381	[2]	18,169	[2]
Accrued expenses and other payables	16,935	105,503		118,121
Deferred income	2,300	14,327		10,662
Income tax payable	6,575	40,967		28,480
Total current liabilities	89,213	555,807		527,818
Deferred income	2,948	18,365		17,078
Deferred tax liabilities	1,204	7,499		12,032
Other non-current liabilities	5,816	36,237		31,015
Total liabilities	99,181	617,908		587,943
Shareholders' equity:
Share capital - ordinary shares USD0.0001 par value: 360,000,000 shares authorized; 202,783,480 shares issued and outstanding as of December 31, 2011; 360,000,000 shares authorized; 197,446,940 shares issued and outstanding as of December 31, 2012	25	158		161
Treasury stock at cost 334,388 shares as of December 31, 2011; Nil as of December 31, 2012				(1,736)
Additional paid-in capital	133,675	832,811		1,252,232
Accumulated other comprehensive loss	(6,691)	(41,688)		(41,133)
Retained earnings	37,691	234,822		144,730
Total shareholders' equity	164,700	1,026,103		1,354,254
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 263,881	1,644,011		1,942,197

[1]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[2]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.